CONSOLIDATED STATEMENTS OF CASH FLOWS - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Profit for the year	₽ 64,269	₽ 62,073	₽ 55,099
Adjustments for:
Depreciation and amortization	111,088	100,205	106,948
(Reversal of) / Impairment of non-current assets	(10)	2,023	(148)
Impairment of financial assets	12,983	11,936	7,761
Loss/(gain) from sale of Ukraine operations (Note 11)	54	(2,101)	5,499
Finance income	(2,518)	(3,439)	(4,805)
Finance costs	41,352	42,085	48,711
Income tax expense	15,403	17,191	17,671
Share of profit of associates and joint ventures	(5,746)	(5,321)	(8,079)
Net foreign exchange loss/ (gain) and change in fair value of financial instruments	186	(4,330)	1,784
Inventory obsolescence expense	1,456	891	2,207
Change in provisions	3,620	1,492	305
Other non-cash items	(4,360)	(4,393)	(6,882)
Movements in operating assets and liabilities:
(Increase)/Decrease in trade and other receivables and contract assets	(2,608)	1,904	(3,808)
Increase in bank deposits and loans to customers	(101,897)	(33,570)	(34,452)
(Increase) / decrease in inventory	(5,206)	(630)	3
(Increase) / decrease in advances paid and prepaid expenses	(2,526)	(6,507)	3,478
(Increase) / Decrease in VAT receivable	(2,821)	482	(2,522)
Increase / (Decrease) in trade and other payables, contract liabilities and other current liabilities	16,544	(1,104)	6,825
Increase in bank deposits and liabilities	53,765	27,172	27,823
Fines and penalties related to investigation into former operations in Uzbekistan (Note 34)			(55,607)
Dividends received	4,794	3,676	3,707
Income tax paid	(17,494)	(15,193)	(23,943)
Interest received	3,150	2,727	5,263
Interest paid, net of interest capitalized	(40,632)	(41,762)	(46,186)
NET CASH PROVIDED BY OPERATING ACTIVITIES	142,846	155,507	106,652
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of subsidiaries, net of cash acquired (Note 5)	(10,186)	(262)	(2,052)
Purchases of property, plant and equipment (including capitalized interest in the amount of RUB 533 million, RUB 550 million and RUB 460 million, respectively)	(73,081)	(66,256)	(68,465)
Purchases of other intangible assets	(38,602)	(31,153)	(23,016)
Purchase of 3G and 4G licenses in Armenia and Ukraine			(255)
Cost to obtain and fulfill contracts, paid	(4,218)	(5,442)	(4,651)
Proceeds from sale of property, plant and equipment and assets held for sale	5,082	6,678	6,536
Purchases of short-term and other investments	(13,765)	(10,054)	(22,714)
Proceeds from sale of short-term and other investments	13,085	16,012	47,139
Investments in associates and joint ventures (Note 16)	(1,087)	(1,460)	(75)
Cash (payments) and proceeds related to swap contracts	(657)	5,322	(2,459)
Proceeds from sale of subsidiaries, net of cash disposed (Notes 11 and 31)	3,891	3,461	37,386
Proceeds from sale/liquidation of associates (Note 16)	3,014	2,450	3,067
Other investing activities	92		5
NET CASH USED IN INVESTING ACTIVITIES	(116,432)	(81,133)	(29,554)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of notes	(20,813)	(28,167)	(189)
Proceeds from issuance of notes	4,350	46,757	72,500
Notes and debt issuance cost paid	(96)	(107)	(111)
Lease obligation principal paid	(16,516)	(15,054)	(15,154)
Dividends paid	(61,955)	(74,923)	(52,505)
Acquisition of entities under common control, net of cash acquired (Note 5)	(3,474)		(15,312)
Proceeds from loans	64,311	194,645	62,415
Repayment of loans	(15,538)	(134,483)	(156,511)
Repurchase of common stock	(21,483)	(16,028)	(15,922)
Other financing activities			341
NET CASH USED IN FINANCING ACTIVITIES	(71,214)	(27,360)	(120,448)
Effect of exchange rate changes on cash and cash equivalents	(79)	385	(2,655)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(44,879)	47,399	(46,005)
CASH AND CASH EQUIVALENTS, beginning of the year	85,405	38,070	84,075
CASH AND CASH EQUIVALENTS, end of the year	40,590	85,469	38,070
Less cash and cash equivalents within held for sale		(64)
CASH AND CASH EQUIVALENTS, end of the year	₽ 40,590	85,405	₽ 38,070
Avantage
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of Avantage		₽ (429)